ACQUISITIONS AND DISPOSITIONS - DISPOSITIONS (Details) CAD in Millions, $ in Millions	1 Months Ended								12 Months Ended
	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CAD	May. 31, 2015 CAD	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Mar. 31, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Acquisitions and Dispositions
Gain resulted from the cash proceeds and disposition of net liabilities held for sale										CAD 46
Gains on dispositions (Note 6)									CAD 94	CAD 38
Frontier Pipeline Company | Disposed of by Sale
Acquisitions and Dispositions
Ownership percent sold	77.80%	77.80%
Cash proceeds from sale of assets	$ 85	CAD 112
Gains on dispositions (Note 6)	$ 53	CAD 70
Certain Crude Oil Pipeline System | Disposed of by Sale
Acquisitions and Dispositions
Cash proceeds from sale of assets			CAD 26
Gains on dispositions (Note 6)			CAD 22
Non-Core Assets Within Enbridge Offshore Pipelines | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Cash proceeds from sale of assets				$ 7	CAD 7
Gain resulted from the cash proceeds and disposition of net liabilities held for sale				$ 19	CAD 22
Southern Access Extension Project | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Ownership percent sold						35.00%	35.00%
Cash proceeds from sale of assets						$ 68	CAD 73
Gain resulted from the cash proceeds and disposition of net liabilities held for sale							CAD 0
Alternative And Emerging Technologies Member | Disposed of by sale, not discontinued operations
Acquisitions and Dispositions
Cash proceeds from sale of assets								CAD 19
Gain resulted from the cash proceeds and disposition of net liabilities held for sale								CAD 16
Liquids Pipelines | Southern Access Extension Project
Acquisitions and Dispositions
Ownership percent sold						35.00%	35.00%